CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2009	$ 338	$ 269,958	$ (19,488)	$ 17,357	$ 15,538	$ 4,880	$ 288,583
Balance (in shares) at Dec. 31, 2009	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	0	1,266	0	0	0	0	1,266
Compensation related to restricted stock granted (in shares)	0
Other comprehensive loss	0	0	0	0	(16,135)	0	(16,135)
Net loss	0	0	0	(5,371)	0	451	(4,920)
Balance at Dec. 31, 2010	338	271,224	(19,488)	11,986	(597)	5,331	268,794
Balance (in shares) at Dec. 31, 2010	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	1	1,078	0	0	0	0	1,079
Compensation related to restricted stock granted (in shares)	67,975
Other comprehensive loss	0	0	0	0	(1,440)	(27)	(1,467)
Net loss	0	0	0	(18,805)	0	570	(18,235)
Balance at Dec. 31, 2011	339	272,302	(19,488)	(6,819)	(2,037)	5,874	250,171
Balance (in shares) at Dec. 31, 2011	30,011,628						30,011,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	0	580	0	0	0	0	580
Other comprehensive loss	0	0	0	0	(201)	(5)	(206)
Net loss	0	0	0	(19,217)	0	445	(18,772)
Balance at Jun. 30, 2012	339	272,882	(19,488)	(26,036)	(2,238)	6,314	231,773
Balance (in shares) at Jun. 30, 2012	30,011,628
Balance at Dec. 31, 2011	339	272,302	(19,488)	(6,819)	(2,037)	5,874	250,171
Balance (in shares) at Dec. 31, 2011	30,011,628						30,011,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	4	526	0	0	0	0	530
Compensation related to restricted stock granted (in shares)	407,859
Other comprehensive loss	0	0	0	0	(541)	(19)	(560)
Issuance of common stock	1,100	218,900	0	0	0	0	220,000
Issuance of common stock (in shares)	110,000,000
Fees and Issuance expenses	0	(878)	0	0	0	0	(878)
Net loss	0	0	0	(63,657)	0	893	(62,764)
Balance at Dec. 31, 2012	1,443	490,850	(19,488)	(70,476)	(2,578)	6,748	406,499
Balance (in shares) at Dec. 31, 2012	140,419,487						140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	0	131	0	0	0	0	131
Compensation related to restricted stock granted (in shares)	0
Other comprehensive loss	0	0	0	0	1,050	34	1,084
Net loss	0	0	0	7,632	0	553	8,185
Balance at Jun. 30, 2013	$ 1,443	$ 490,981	$ (19,488)	$ (62,844)	$ (1,528)	$ 7,335	$ 415,899
Balance (in shares) at Jun. 30, 2013	140,419,487						140,419,487